Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes
Balance as of January 1	$ 3,595	¥ 24,714	¥ 21,723	¥ 18,368
Increase related to current year tax positions	206	1,417	2,991	3,355
Balance as of December 31	$ 3,801	¥ 26,131	¥ 24,714	¥ 21,723